Right of Use Asset and Lease Liability - Schedule of right of use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	$ 12,587,882
Ending balance	10,973,183	$ 12,587,882
Cost [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	17,758,451	5,753,128
Additions	249,989	12,458,260
Lease extension	174,191
Adjustment for change in variable payments based on rate or index	474,132
Foreign exchange	(1,353,799)	(452,937)
Ending balance	17,302,964	17,758,451
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	(5,170,569)	(2,774,844)
Depreciation	(2,510,224)	(2,408,622)
Foreign exchange	1,351,012	12,897
Ending balance	$ (6,329,781)	$ (5,170,569)